UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  FORM N-Q
              QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-07418

Name of Fund:         Legg Mason Global Trust, Inc.
Fund Address:         100 Light Street
                      Baltimore, MD  21202

Name and address of agent for service:    Richard M. Wachterman, Esq.
                                          Legg Mason Wood Walker, Incorporated
                                          100 Light Street
                                          Baltimore, MD 21202

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  12/31/2004

Date of reporting period:  9/30/2004

Item 1 - Schedule of Investments

Portfolio of Investments

Legg Mason Emerging Markets Trust
September 30, 2004 (Unaudited)
(Amounts in Thousands)

                                                                                      Shares/Par                      Value
---------------------------------------------------------------------------------------------------------------------------------
Common Stock and Equity Interests - 98.9%
Argentina - 0.7%
    Tenaris S.A. - ADR                                                                    19                        $      884
                                                                                                                 -------------

Brazil - 10.6%
    All America Latina Logistica                                                          17                               347/A/
    Banco do Brasil S.A.                                                                  34                               301
    Braskem S.A. - ADR                                                                     9                               281/A/
    Caemi Mineracao e Metalurgia S.A.                                                  2,366                             1,490
    Celular CRT Participacoes S.A.                                                     1,510                               334
    Centrais Electricas Braseiras S.A.                                                15,300                               245
    Centrais Eletricas de  Santa Catarina S.A. - CELESC                                  832                               305
    Companhia Siderurgica Nacional S.A. (CSN)                                             18                               279
    Companhia Vale do Rio Doce - Certificates of Entitlements                             11                                 -/A,B/
    Companhia Vale do Rio Doce - preferred shares - ADR                                   34                               645/A/
    Gerdau S.A. - preferred shares                                                        82                             1,338
    Gol - Linhas Aereas Inteligentes S.A. - ADR                                           16                               319/A/
    Itausa - Investimentos Itau S.A. - preferred shares                                  548                               732/A/
    Natura Cosmeticos S.A.                                                                 9                               176/A/
    Perdigao S.A.                                                                         16                               260
    Petroleo Brasileiro S.A. - Petrobras - ADR                                           116                             3,715
    Sadia S.A. - preferred shares                                                        325                               606 /A/
    Telemar Norte Leste S.A.                                                              55                               977
    Usinas Siderurgicas de Minas Gerais S.A. (Usiminas) - preferred shares                13                               203
    Votorantim Celulose e Papel S.A.                                                      10                                 1
                                                                                                                 -------------
                                                                                                                        12,554
                                                                                                                 -------------
Chile - 0.5%
    Linea Aerea Nacional Chile S.A. - ADR                                                 23                               564
                                                                                                                 -------------

China - 6.2%
    China Eastern Airlines Corporation Limited                                         1,606                               334/A/
    China Mobile (Hong Kong) Limited                                                     230                               698
    China Petroleum and Chemical Corporation (Sinopec)                                 3,754                             1,529
    China Shipping Container Lines Company Limited                                     1,000                               430/A/
    China Shipping Development Company Limited                                           432                               368
    China Telecom Corporation Limited                                                  5,066                             1,641
    Datang International Power Generation Company Limited                                262                               213
    Far East Pharmaceutical Technology Company Limited                                 4,304                                 -/B/
    Maanshan Iron and Steel Company                                                      656                               290
    NWS Holdings Limited                                                                 253                               308
    People's Food Holdings Limited                                                       407                               280
    Sinopec Zhenhai Refining and Chemical Company Limited                                502                               528
    Tencent Holdings Limited                                                             494                               241/A/
    Yanzhou Coal Mining Company Limited                                                  402                               521
                                                                                                                 -------------
                                                                                                                         7,381
                                                                                                                 -------------
Colombia - 0.5%
    Bancolombia S.A. - ADR                                                               76                                614
                                                                                                                 -------------

Hong Kong - 0.4%
    CNOOC Limited                                                                       844                                441
                                                                                                                 -------------

Hungary - 2.8%
    MOL Magyar Olaj-es Gazipari Rt.                                                      36                              1,761
    OTP Bank Rt.                                                                         69                              1,538
                                                                                                                 -------------
                                                                                                                         3,299
                                                                                                                 -------------
India - 4.5%
    Ballarpur Industries Limited                                                        142                                238
    Balrampur Chini Mills Ltd.                                                           58                                488
    Compton Greaves Limited                                                              73                                339
    Divi's Laboratories Ltd.                                                             28                                828
    HCL Technologies Limited                                                            117                                907
    Himachal Futuristic Communications, Limited                                         0.1                               0.02/A/
    Jaiprakash Industries Limited                                                       187                                616
    Larsen & Toubro Ltd.                                                                 32                                596
    Suven Life Sciences Limited                                                         250                                496
    Tata Consultancy Services                                                           0.3                                  6
    Transgene Biotech Limited                                                           194                                258
    Ultratech Cemco Ltd.                                                                 80                                461
    Union Bank of India Limited                                                          97                                155
                                                                                                                 -------------
                                                                                                                         5,388
                                                                                                                 -------------
Indonesia - 3.6%
    PT Bank Danamon Indonesia Tbk                                                     1,655                                674
    PT Bank International Indonesia Tbk                                              36,905                                645/A/
    PT Bank Mandiri                                                                   4,639                                735
    PT Bank Rakyat Indonesia                                                          5,032                              1,127
    PT Bumi Resources Tbk                                                            13,216                              1,083/A/
                                                                                                                 -------------
                                                                                                                         4,264
                                                                                                                 -------------
Israel - 4.1%
    Agis Industries (1983) Ltd.                                                          10                                241
    Bank Hapoalim                                                                       219                                607
    ECI Telecom Limited - ADR                                                            40                                276/A/
    Koor Industries Ltd.                                                                  6                                240/A/
    Lipman Electronic Engineering Ltd. - ADR                                             25                                592
    Makhteshim-Agan Industries Ltd.                                                     133                                575
    Teva Pharmaceutical Industries Ltd. - ADR                                            89                              2,315
                                                                                                                 -------------
                                                                                                                         4,846
                                                                                                                 -------------
Malaysia - 2.6%
    Malakoff Berhad                                                                     131                                218
    Malaysia International Shipping Corporation Berhad                                  175                                585
    Malaysia International Shipping Corporation Berhad                                  157                                529
    Telekom Malaysia Berhad                                                             453                              1,335
    Tenaga Nasional Berhad                                                              152                                440
                                                                                                                 -------------
                                                                                                                         3,107
                                                                                                                 -------------
Mexico - 6.0%
    Alfa, S.A.                                                                          113                                426
    America Movil S.A. de C.V.                                                        1,492                              2,912
    Cemex S.A. de C.V. - ADR                                                              1                                309
    Fomento Economico Mexicana, S.A. de C.V. - ADR                                       13                                552
    Grupo Bimbo S.A. de C.V.                                                            264                                577
    Grupo Televisa S.A. - ADR                                                            18                                962
    Telefonos de Mexico S.A. de C.V. (Telmex)                                             9                                278
    Urbi, Desarrollos Urbanos, S.A. de C.V.                                             122                                447/A/
    Wal-Mart de Mexico S.A. de C.V.                                                     188                                639
                                                                                                                 -------------
                                                                                                                         7,102
                                                                                                                 -------------
Poland - 0.8%
    BRE Bank S.A.                                                                         1                                 36/A/
    Central European Distribution Corporation - ADR                                      25                                564/A/
    Polski Koncern Naftowy Orlen S.A.                                                    31                                298
                                                                                                                 -------------
                                                                                                                           898
                                                                                                                 -------------
Russia - 7.1%
    AO VimpelCom - ADR                                                                   11                              1,142/A/
    Aricom plc                                                                           46                                 20/A/
    Gazprom - ADR                                                                        47                              1,690/C/
    GMK Norilsk Nickel - ADR                                                             12                                787
    Lukoil - ADR                                                                         19                              2,331
    Lukoil - ADR                                                                          1                                124/C/
    Mobile Telesystems - ADR                                                              5                                754
    Peter Hambro Mining plc                                                              62                                509/A/
    Sberbank RF                                                                           1                                541
    Sibirtelecom  - ADR                                                                   6                                231
    Uralsvyaznform                                                                    4,060                                151
    Volgatelecom - ADR                                                                   38                                225
                                                                                                                 -------------
                                                                                                                         8,505
                                                                                                                 -------------
Saudi Arabia - 0.1%
    Barloworld Limited                                                                   12                                141
                                                                                                                 -------------

South Africa - 13.6%
    ABSA Group Limited                                                                  132                              1,327
    African Bank Investment Limited                                                     543                              1,092
    Anglo American plc                                                                  137                              3,254
    Bidvest Group Limited                                                                34                                334
    Edgars Consolidated Stores Limited                                                   45                              1,325
    Ellerine Holdings Limited                                                            44                                273
    Foschini Limited                                                                    262                              1,160
    Imperial Holdings Limited                                                            41                                511
    Iscor Limited                                                                       105                                754
    JD Group Limited                                                                    147                              1,168
    MTN Group Limited                                                                   166                                791
    Sasol Limited                                                                       134                              2,492
    Standard Bank Group Limited                                                         129                              1,017
    Telkom South Africa Limited                                                          63                                718
                                                                                                                 -------------
                                                                                                                        16,216
                                                                                                                 -------------
South Korea - 17.0%
    CJ Home Shopping                                                                     10                                322
    Daelim Industrial Co., Ltd.                                                           7                                283
    Daewoo Heavy Industries & Machinery Ltd.                                             18                                146/A/
    GS Holdings Corp.                                                                    18                                379/A/
    Hana Bank                                                                            12                                292
    Hanjin Shipping Co., Ltd.                                                            22                                372
    Hyundai Department Store Co., Ltd.                                                   11                                303
    Hyundai Heavy Industries Co., Ltd.                                                   15                                399
    Hyundai Merchant Marine Co., Ltd.                                                    48                                402/A/
    Hyundai Mipo Dockyard Co., Ltd.                                                      16                                362/A/
    Hyundai Mobis                                                                        10                                524
    Hyundai Motor Co., Ltd.                                                              25                              1,136
    INI Steel Company                                                                    22                                241
    Jusung Engineering Co., Ltd.                                                         32                                255/A/
    Kia Motors Corporation                                                               70                                643
    KT&G Corporation                                                                     30                                794
    Kumho Industrial Co., Ltd.                                                           68                                592
    LG Electronics Inc.                                                                  18                              1,058
    LG Industrial Systems Co., Ltd.                                                      36                                520/A/
    NCsoft Corporation                                                                    9                                754/A/
    NHN Corp.                                                                             6                                540
    Pohang Iron & Steel Company Ltd. (POSCO)                                              8                              1,165
    Samsung Electronics Co., Ltd.                                                        12                              4,950
    Samsung Electronics Co., Ltd. - preferred shares                                      5                              1,435
    Samsung SDI Co., Ltd.                                                                10                                951
    SFA Engineering Corp.                                                                22                                238
    Shinhan Financial Group Co., Ltd.                                                    19                                328
    Shinsegae Co., Ltd.                                                                   1                                346
    SK Corporation                                                                       10                                475
                                                                                                                 -------------
                                                                                                                        20,205
                                                                                                                 -------------
Taiwan - 10.0%
    ASE Test Limited - ADR                                                              122                                642/A/
    Cathay Financial Holding Co., Ltd.                                                  378                                712
    China Trust Financial Holding Company Ltd.                                          679                                732
    Chungwha Telecom Co., Ltd.                                                          341                                567
    Evergreen Marine Corporation                                                        695                                682
    First Financial Holding Co., Ltd.                                                   631                                470/A/
    Formosa Chemicals & Fibre Corporation                                               696                              1,198
    Siliconware Precision Industries Company                                            605                                415
    Siliconware Precision Industries Company - ADR                                      134                                451
    Taishin Financial Holdings Co., Ltd.                                              1,357                              1,094
    Taiwan Cellular Corp.                                                             1,621                              1,555
    Taiwan Cement Corporation                                                           598                                331
    Taiwan Semiconductor Manufacturing Company                                        1,101                              1,403
    Taiwan Semiconductor Manufacturing Company Ltd. - ADR                                29                                208
    United Microelectronics Corporation, Ltd.                                           598                                361
    Wistron Corporation                                                                 428                                198
    Yuanta Core Pacific Securities Co.                                                1,271                                898/A/
                                                                                                                 -------------
                                                                                                                        11,917
                                                                                                                 -------------
Thailand - 3.8%
    Advanced Info Service Public Company Limited                                        738                              1,783
    Bangkok Expressway Public Company Limited                                           925                                529
    Quality Houses Publications Co. - warrant                                           314                                  -/A,B/
    Total Access Communication Public Company Limited                                   664                              2,230/A/
                                                                                                                 -------------
                                                                                                                         4,542
                                                                                                                 -------------
Turkey - 4.0%
    Akbank T.A.S.                                                                    68,348                                309
    Aksigorta A.S.                                                                  113,420                                362
    Cimsa Cimento Sanayi ve Ticaret A.S.                                             18,879                                 50
    Denizbank A.S.                                                                  148,124                                283/A/
    Eregli Demir ve Celik Fabrikalari T.A.S. (Erdemir)                               31,029                                113
    Finansbank A.S.                                                                 280,087                                279
    Haci Omer Sabanci Holding A.S.                                                  277,545                                996
    Hurriyet Gazetecilik ve Matbaacilik A.S.                                         42,647                                 77
    Koc Holding A.S.                                                                 60,929                                356
    Tofas Turk Otomobil Fabrikasi A.S.                                              104,038                                384
    Turk Sise ve Cam Fabrikalari A.S. (Sisecam)                                      78,331                                172
    Turkcell Iletisim Hizmetleri A.S. (Turkcell)                                    112,530                                501
    Vestel Electronik Sanayi ve Ticaret A.S.                                         79,207                                308/A/
    Yapi ve Kredi Bankasi A.S.                                                      229,620                                603/A/
                                                                                                                 -------------
                                                                                                                         4,793
                                                                                                                 -------------

Total Common Stock and Equity Interests (Identified Cost - $103,595)                                                 117,661
---------------------------------------------------------------------------------------------------------------------------------

Total Investments - 98.9% (Identified Cost - $103,595)                                                          117,661
Other Assets Less Liabilities - 1.1%                                                                               1,320
                                                                                                             -------------

Net Assets - 100.0%                                                                                           $118,981
                                                                                                             -------------


/A/ Non-income producing.
/B/ Illiquid security valued at fair value under procedures adopted by Board of Directors.
/C/ Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent
    1.5% of net assets.
N.M. - Not meaningful.

                                                Contract to:
   Settlement           ----------------------------       --------------------------          Unrealized
      Date                       Receive                          Deliver                    Gain/(Loss)
-------------------------------------------------------------------------------------------------------------
    10/1/04              MXN          1,476                   USD          130                    $  ---

    10/1/04              PLN            501                   USD          142                         1

    10/2/04              PLN            106                   USD           30                       ---

    10/1/04              TRL    193,390,978                   USD          129                        65

    10/1/04              USD             16                   BRL           46                       ---

    10/1/04              USD            107                   ZAR          687                         1

    10/5/04              USD            129                   ZAR          830                         1

    10/6/04              USD            132                   ZAR          853                       ---

    10/4/04              USD             34                   TRL   51,120,232                       (17)
                                                                                                ----------
                                                                                                 $    51
                                                                                                ----------

BRL - Brazilian Real
MXN - Mexican Peso
PLN - Polish Zloty
TRL - Turkish Lira
ZAR - South African Rand

Portfolio of Investments

Legg Mason Global Income Trust
September 30, 2004 (Unaudited)
(Amounts in Thousands)

                                                                       Maturity
                                                           Rate          Date             Par /A/         Value
--------------------------------------------------------------------------------------------------------------------------
Long-Term Securities - 93.2%

Australian Dollar - 4.2%
Government Obligations - 4.2%
      Fixed Rate Securities - 4.2%
      New South Wales Treasury Corporation                 5.500%       8/1/14            1,300       $     932
      Queensland Treasury Corporation                      6.000%      10/14/15           1,210             905
                                                                                                     ------------
Total Australian Dollar                                                                                   1,837
--------------------------------------------------------------------------------------------------------------------------

British Sterling - 3.0%
Corporate Bonds and Notes - 2.7%
      Auto Parts and Equipment - 0.3%
      GKN Holdings plc                                     6.750%      10/28/19              67             125
                                                                                                     ------------

      Banks - 0.2%
      Royal Bank of Scotland plc                           9.625%      6/22/15               40              96
                                                                                                     ------------

      Diversified Financial Services - 1.6%
      Annington Finance No. 4                              8.070%      1/10/23               80             172
      Company Operative Bank plc                           5.875%       4/2/19               50              90
      Investec plc                                         7.750%       3/1/16               60             111 /B/
      Irish Nationwide Building Society                    5.875%      12/15/08              50              92
      Mellon Funding Corporation                           6.375%      11/8/11              116             222
                                                                                                     ------------
                                                                                                            687
                                                                                                     ------------
      Diversified Services - 0.2%
      Marks & Spencer Group plc                            5.625%      3/24/14               57              97
                                                                                                     ------------

      Insurance - 0.2%
      Royal & Sun Alliance Insurance Group plc             8.500%      7/29/49               53             103
                                                                                                     ------------

      Special Purpose - 0.2%
      Dignity Finance plc                                  8.151%      12/31/30              40              88
                                                                                                     ------------

Total Corporate Bonds and Notes                                                                           1,196
                                                                                                     ------------

Government Obligations - 0.3%
      Fixed Rate Securities - 0.3%
      United Kingdom of Great Britain and
      Northern Ireland                                     8.000%       6/7/21               50             123
                                                                                                     ------------

Total British Sterling                                                                                    1,319
--------------------------------------------------------------------------------------------------------------------------

Canadian Dollar - 3.3%
Government Obligations - 3.3%
      Fixed Rate Securities - 2.0%
      Government of Canada                                 5.000%       6/1/14            1,100             897
                                                                                                     ------------

      Indexed Securities - 1.3%
      Canadian Real Return Bond                            4.000%      12/1/31              540             571 /C/
                                                                                                     ------------

Total Canadian Dollar                                                                                      1,468
--------------------------------------------------------------------------------------------------------------------------

Euro - 31.1%
Corporate Bonds and Notes - 2.9%
      Auto Parts and Equipment - 0.1%
      Lear Corporation                                     8.125%       4/1/08               30              42
                                                                                                     ------------

      Banking and Finance - 0.1%
      Banco Bradesco S.A.                                  8.000%      4/15/14               50              63
                                                                                                     ------------

      Containers and Packaging - 0.1%
      Clondalkin Industries B.V.                           8.000%      3/15/14               37              47 /D/
                                                                                                     ------------

      Diversified Financial Services - 0.8%
      Credit Lyonnais S.A.                                 5.000%      11/15/12              68              88
      Investor AB                                          6.125%       3/5/12              180             251
                                                                                                     ------------
                                                                                                            339
                                                                                                     ------------
      Diversified Services - 0.1%
      BAT International Finance plc                        5.125%       7/9/13               45              56
                                                                                                     ------------

      Insurance - 0.5%
      ING Verzekeringen N.V.                               6.375%       5/7/27              160             227
                                                                                                     ------------

      Manufacturing (Diversified) - 0.8%
      Tyco International Group S.A.                        6.125%       4/4/07              260             345
                                                                                                     ------------

      Manufacturing (Specialized) - 0.1%
      Samsonite Corporation                                6.490%       6/1/10               25              32 /E/
                                                                                                     ------------

      Medical Products - N.M.
      Safilo Capital International S.A.                    9.625%      5/15/13               17              20 /D/
                                                                                                     ------------

      Special Purpose - 0.3%
      Ahold Finance USA, Inc.                              5.875%      3/14/12               55              70
      Eco-Bat Finance Ltd.                                10.125%      1/31/13               20              28 /D/
      Valentia Telecommunications Limited                  7.250%      8/15/13               17              23
                                                                                                     ------------
                                                                                                            121
                                                                                                     ------------

Total Corporate Bonds and Notes                                                                           1,292
                                                                                                     ------------

Asset-Backed Securities - 0.6%
      Indexed Securities /E/ - 0.6%
      First Italian Auto Transaction SPA-7                 2.429%       7/1/08               51              64
      Second Italian Auto Transaction SPA-2                2.419%       7/1/10              150             187
                                                                                                     ------------
Total Asset-Backed Securities                                                                               251
                                                                                                     ------------

Mortgage-Backed Securities - 1.8%
      Indexed Securities /E/ - 1.8%
      Dutch MBS 2001I B.V.                                 2.320%       4/1/73              322             401
      Hipocat 5                                            2.398%      11/30/33             322             401
                                                                                                     ------------
Total Mortgage-Backed Securities                                                                            802
                                                                                                     ------------

Government Obligations - 25.8%
      Fixed Rate Securities - 25.8%
      Federal Republic of Germany                          3.000%      4/11/08            1,164           1,447
      Federal Republic of Germany                          3.750%       1/4/09            1,966           2,498
      Federal Republic of Germany                          4.750%       7/4/34              190             240
      Government of France                                 5.250%      4/25/08            2,676           3,572
      Kingdom of Belgium                                   5.000%      3/28/35            1,300           1,688
      Kingdom of Netherlands                               4.000%      7/15/05              600             756
      Republic of Austria                                  3.800%      10/20/13             915           1,123
                                                                                                     ------------
Total Government Obligations                                                                             11,324
                                                                                                     ------------

Total Euro                                                                                               13,669
--------------------------------------------------------------------------------------------------------------------------

Hungarian Forint - 0.6%
Government Obligations - 0.6%
      Fixed Rate Securities - 0.6%
      Republic of Hungary                                  7.000%      4/12/06           37,190             178
      Republic of Hungary                                  6.750%      2/12/13           15,880              71
                                                                                                     ------------
Total Hungarian Forint                                                                                      249
--------------------------------------------------------------------------------------------------------------------------

Japanese Yen - 4.4%
Government Obligations - 4.4%
      Fixed Rate Securities - 4.4%
      Government of Japan                                  1.500%      3/20/12          61,000              571
      Government of Japan                                  1.300%      6/20/12         148,000            1,360
                                                                                                     ------------
Total Japanese Yen                                                                                        1,931
--------------------------------------------------------------------------------------------------------------------------

Norwegian Krone - 0.7%
Government Obligations - 0.7%
      Fixed Rate Securities - 0.7%
      Kingdom of Norway                                    6.500%      5/15/13            1,860             323
--------------------------------------------------------------------------------------------------------------------------

Polish Zloty - 1.5%
Government Obligations - 1.5%
      Fixed Rate Securities - 1.5%
      Government of Poland                                 6.000%      5/24/09            2,460             670
--------------------------------------------------------------------------------------------------------------------------

Swedish Krona - 4.1%
Corporate Bonds and Notes - 4.1%
      Banking and Finance - 4.1%
      AB Spintab                                           6.000%      4/20/09           12,000           1,784
--------------------------------------------------------------------------------------------------------------------------

United States Dollar - 40.3%
Corporate Bonds and Notes - 21.3%
      Aerospace/Defense - 0.4%
      Northrop Grumman Corporation                         4.079%      11/16/06              35              36
      Systems 2001 Asset Trust                             6.664%      9/15/13              140             155 /D/
                                                                                                     ------------
                                                                                                            191
                                                                                                     ------------
      Auto and Automotive Parts - N.M.
      Cummins Inc.                                         7.125%       3/1/28               11              11
                                                                                                     ------------

      Banking and Finance - 2.4%
      Ford Motor Credit Company                            6.875%       2/1/06              250             262
      Ford Motor Credit Company                            7.375%      10/28/09             150             164
      Ford Motor Credit Company                            7.375%       2/1/11               50              54
      General Motors Acceptance Corporation                5.625%      5/15/09              410             418
      Household Finance Corporation                        8.000%      7/15/10               50              59
      Household Finance Corporation                        7.000%      5/15/12               80              92
                                                                                                     ------------
                                                                                                          1,049
                                                                                                     ------------
      Banks - 0.7%
      Bank of America Corporation                          7.400%      1/15/11               80              93
      Bank One Corporation                                 5.900%      11/15/11             180             193
                                                                                                     ------------
                                                                                                            286
                                                                                                     ------------
      Cable - 0.8%
      Comcast Cable Communications, Inc.                   6.750%      1/30/11              155             172
      Comcast Corporation                                  6.500%      1/15/15              155             167
      CSC Holdings Inc.                                    7.625%       4/1/11                1               1
      CSC Holdings Inc.                                    7.875%      2/15/18               20              21
      CSC Holdings Inc.                                    7.625%      7/15/18                3               3
                                                                                                     ------------
                                                                                                            364
                                                                                                     ------------
      Casino Resorts - 0.3%
      Harrah's Operating Company, Inc.                     7.875%      12/15/05              30              32
      MGM MIRAGE                                           8.500%      9/15/10               20              23
      MGM MIRAGE                                           6.750%       9/1/12               20              20 /D/
      Park Place Entertainment Corporation                 8.125%      5/15/11               10              11
      Park Place Entertainment Corporation                 7.000%      4/15/13                8               9
      Station Casinos, Inc.                                6.000%       4/1/12               20              21
                                                                                                     ------------
                                                                                                            116
                                                                                                     ------------
      Chemicals - 0.1%
      FMC Corporation                                     10.250%      11/1/09                8               9
      IMC Global Inc.                                     10.875%       6/1/08                4               5
      IMC Global Inc.                                     11.250%       6/1/11               20              24
      MacDermid, Incorporated                              9.125%      7/15/11               24              27
                                                                                                     ------------
                                                                                                             65
                                                                                                     ------------
      Coal - 0.1%
      Peabody Energy Corporation                           6.875%      3/15/13               38              41
                                                                                                     ------------

      Computer Services and Systems - 0.3%
      Electronic Data Systems Corporation                  7.125%      10/15/09             110             118
                                                                                                     ------------

      Containers and Packaging - 0.1%
      Cascades Inc.                                        7.250%      2/15/13               14              15 /F/
      Norampac Inc.                                        6.750%       6/1/13               12              12 /F/
                                                                                                     ------------
                                                                                                             27
                                                                                                     ------------
      Diversified Financial Services - 0.6%
      Citigroup Inc.                                       4.250%      7/29/09              240             244
                                                                                                     ------------

      Diversified Services - 0.0%
      SPX Corporation                                      7.500%       1/1/13               15              15
                                                                                                     ------------

      Electric - 1.1%
      FirstEnergy Corp.                                    6.450%      11/15/11             190             207
      FirstEnergy Corp.                                    7.375%      11/15/31              70              79
      Nevada Power Company                                 6.500%      4/15/12               10              10 /D/
      Orion Power Holdings, Inc.                          12.000%       5/1/10               28              35
      The AES Corporation                                  8.750%      6/15/08                6               7
      The AES Corporation                                  9.500%       6/1/09               17              19
      The AES Corporation                                  8.875%      2/15/11                7               8
      The AES Corporation                                  8.750%      5/15/13               65              73 /D/
      The Cleveland Electric Illuminating
      Company                                              5.650%      12/15/13              40              41
                                                                                                     ------------
                                                                                                            479
                                                                                                     ------------
      Energy - 0.8%
      Calpine Corporation                                  8.500%      2/15/11               40              25
      Calpine Corporation                                 11.500%       4/1/11               10               9 /D/
      Pacific Gas and Electric Company                     3.600%       3/1/09              330             326
                                                                                                     ------------
                                                                                                            360
                                                                                                     ------------
      Environmental Services - 0.5%
      Allied Waste North America Incorporated              8.875%       4/1/08               37              40
      Waste Management, Inc.                               6.875%      5/15/09              175             196
                                                                                                     ------------
                                                                                                            236
                                                                                                     ------------
      Food, Beverage and Tobacco - 1.8%
      Altria Group, Inc.                                   5.625%      11/4/08              120             123
      Altria Group, Inc.                                   7.000%      11/4/13              190             198
      Constellation Brands, Inc.                           8.000%      2/15/08                7               8
      Kellogg Company                                      7.450%       4/1/31              200             247
      Kraft Foods Inc.                                     6.250%       6/1/12              120             131
      Sara Lee Corporation                                 6.250%      9/15/11               40              44
      Sara Lee Corporation                                 3.875%      6/15/13               20              19
      Smithfield Foods, Inc.                               8.000%      10/15/09              16              18
      Smithfield Foods, Inc.                               7.000%       8/1/11               10              10 /D/
                                                                                                     ------------
                                                                                                            798
                                                                                                     ------------
      Gaming - N.M.
      Mohegan Tribal Gaming Authority                      8.000%       4/1/12                8               9
                                                                                                     ------------

      Gas and Pipeline Utilities - 1.4%
      Dynegy Holdings Inc.                                 8.750%      2/15/12               70              73
      Southern Natural Gas Company                         8.875%      3/15/10              105             118
      Southern Natural Gas Company                         8.000%       3/1/32               55              57
      The Williams Companies, Inc.                         7.125%       9/1/11              270             296
      The Williams Companies, Inc.                         8.750%      3/15/32               50              56
                                                                                                     ------------
                                                                                                            600
                                                                                                     ------------
      Homebuilding - N.M.
      Lennar Corporation                                   9.950%       5/1/10               10              11
      Schuler Homes, Inc.                                  9.375%      7/15/09                4               4
                                                                                                     ------------
                                                                                                             15
                                                                                                     ------------
      Insurance - N.M.
      XL Capital plc                                       6.500%      1/15/12               20              22 /F/
                                                                                                     ------------

      Investment Banking/Brokerage - 0.7%
      J.P. Morgan Chase & Co.                              5.750%       1/2/13              170             181
      Lehman Brothers Holdings Inc.                        4.000%      1/22/08               30              31
      Lehman Brothers Holdings Inc.                        7.000%       2/1/08              100             110
                                                                                                     ------------
                                                                                                            322
                                                                                                     ------------
      Lodging/Hotels - N.M.
      Hilton Hotels Corporation                            7.625%      5/15/08                4               5
      Host Marriott Corporation                            7.875%       8/1/08                5               5
      Starwood Hotels & Resorts Worldwide,
      Inc.                                                 7.375%       5/1/07                5               5
                                                                                                     ------------
                                                                                                             15
                                                                                                     ------------
      Machinery - N.M.
      Grant Prideco, Inc.                                  9.000%      12/15/09               8               9
                                                                                                     ------------

      Manufacturing (Diversified) - 0.8%
      Tyco International Group S.A.                        6.125%      11/1/08              100             108 /F/
      Tyco International Group S.A.                        6.375%      10/15/11              85              94 /F/
      Tyco International Group S.A.                        7.000%      6/15/28               38              43 /F/
      Tyco International Group S.A.                        6.875%      1/15/29               82              92 /F/
                                                                                                     ------------
                                                                                                            337
                                                                                                     ------------
      Media - 2.1%
      AOL Time Warner Inc.                                 6.150%       5/1/07               95             101
      AOL Time Warner Inc.                                 7.625%      4/15/31              200             230
      Cox Communications, Inc.                             7.125%      10/1/12              195             212
      EchoStar DBS Corporation                             5.256%      10/1/08               23              24 /E/
      Lamar Media Corporation                              7.250%       1/1/13               19              20
      Liberty Media Corporation                            3.380%      9/17/06              330             334 /E/
                                                                                                     ------------
                                                                                                            921
                                                                                                     ------------
      Medical Care Facilities - 0.8%
      HCA Inc.                                             6.910%      6/15/05               10              10
      HCA Inc.                                             7.125%       6/1/06               10              10
      HCA Inc.                                             7.250%      5/20/08               20              22
      HCA Inc.                                             5.250%      11/6/08               55              56
      HCA Inc.                                             5.750%      3/15/14              230             228
      Health Care REIT, Inc.                               8.000%      9/12/12               11              13
                                                                                                     ------------
                                                                                                            339
                                                                                                     ------------
      Medical Products - 0.1%
      Fresenius Medical Care Capital Trust II              7.875%       2/1/08               30              33 /G/
                                                                                                     ------------

      Oil and Gas - 1.0%
      Amerada Hess Corporation                             7.300%      8/15/31               10              11
      Chesapeake Energy Corporation                        9.000%      8/15/12                9              10
      Chesapeake Energy Corporation                        7.500%      9/15/13               10              11
      El Paso Corporation                                  7.750%      1/15/32              100              87
      El Paso Natural Gas Company                          8.375%      6/15/32               70              74
      Pacific Energy Partners                              7.125%      6/15/14               10              11
      Plains Exploration & Production Company              7.125%      6/15/14               10              11 /D/
      Pride International, Inc.                            7.375%      7/15/14               20              22 /D/
      Western Oil Sands Inc.                               8.375%       5/1/12               17              20 /F/
      XTO Energy, Inc.                                     7.500%      4/15/12              145             170
                                                                                                     ------------
                                                                                                            427
                                                                                                     ------------
      Paper and Forest Products - 0.9%
      Abitibi-Consolidated Inc.                            8.550%       8/1/10                8               8 /F/
      Georgia-Pacific Corp                                 9.500%      12/1/11               16              20
      Georgia-Pacific Corp.                                8.875%       2/1/10                5               6
      Georgia-Pacific Corp.                                7.700%      6/15/15                3               3
      Georgia-Pacific Corp.                                7.750%      11/15/29               2               2
      Weyerhaeuser Company                                 6.125%      3/15/07              320             341
                                                                                                     ------------
                                                                                                            380
                                                                                                     ------------
      Pharmaceuticals - 0.3%
      Bristol-Myers Squibb Company                         5.750%      10/1/11               90              97
      Omnicare, Inc.                                       8.125%      3/15/11               14              15
                                                                                                     ------------
                                                                                                            112
                                                                                                     ------------
      Photo Equipment and Supplies - 0.1%
      Eastman Kodak Company                                7.250%      11/15/13              20              22
                                                                                                     ------------

      Publishing - N.M.
      Sun Media Corporation                                7.625%      2/15/13                5               5 /F/
                                                                                                     ------------

      Real Estate - N.M.
      Ventas Realty, Limited Partnership                   8.750%       5/1/09               10              11
                                                                                                     ------------

      Retail - 0.2%
      Wal-Mart Stores, Inc.                                4.550%       5/1/13               70              70
                                                                                                     ------------

      Services - N.M.
      Compagnie Generale de Geophysique S.A.              10.625%      11/15/07              10              11 /F/
                                                                                                     ------------

      Special Purpose - 1.7%
      Gaz Capital S.A.                                     8.625%      4/28/34               10              11 /D,F/
      Qwest Capital Funding, Inc.                          7.750%      2/15/31               20              15
      Sprint Capital Corporation                           6.000%      1/15/07              165             174
      Sprint Capital Corporation                           7.625%      1/30/11               50              58
      Sprint Capital Corporation                           8.375%      3/15/12               90             109
      Verizon Global Funding Corp.                         6.875%      6/15/12              350             397
                                                                                                     ------------
                                                                                                            764
                                                                                                     ------------
      Telecommunications - 0.1%
      Cincinnati Bell Inc.                                 7.250%      7/15/13               30              29
                                                                                                     ------------

      Telecommunications (Cellular/Wireless) - 0.8%
      AT&T Wireless Services Inc.                          7.500%       5/1/07              300             331
      Rogers Wireless Communications Inc.                  6.375%       3/1/14               10               9 /F/
                                                                                                     ------------
                                                                                                            340
                                                                                                     ------------
      Transportation - 0.3%
      Delta Air Lines, Inc.                                6.718%       1/2/23               89              91
      Kansas City Southern Railway                         9.500%      10/1/08               29              32
      Teekay Shipping Corporation                          8.875%      7/15/11               22              25 /F/
                                                                                                     ------------
                                                                                                            148
                                                                                                     ------------

Total Corporate Bonds and Notes                                                                           9,341
                                                                                                     ------------

Asset-Backed Securities - 1.8%
      Indexed Securities /E/ - 1.8%
      MBNA Credit Card Master Note Trust
      2002-A3                                              2.110%      9/15/14              400             403
      Sears Credit Account Master Trust
      2001-1A                                              2.050%      2/15/10              400             400
                                                                                                     ------------
Total Asset-Backed Securities                                                                               803
                                                                                                     ------------

Mortgage-Backed Securities - 0.7%
      Indexed Securities /E/- 0.6%
      Interstar Millennium 2003-1G                         2.040%      5/27/35              250             251
                                                                                                     ------------

      Stripped Securities - 0.1%
      GMAC Commercial Mortgage Securities Inc.
      1999-CTL1                                            0.893%      12/15/16           3,907              57 /D,H1/
                                                                                                     ------------

Total Mortgage-Backed Securities                                                                            308
                                                                                                     ------------

U.S. Government and Agency Obligations - 3.0%
      Fixed Rate Securities - 3.0%
      United States Treasury Notes                         2.625%      11/15/06           1,280           1,280
      United States Treasury Notes                         4.250%      11/15/13              20              20
                                                                                                     ------------
Total U.S. Government and Agency Obligations                                                              1,300
                                                                                                     ------------

U.S. Government Agency Mortgage-Backed
Securities - 7.9%
      Fixed Rate Securities - 7.9%
      Fannie Mae                                           6.500%       7/1/29              183             192
      Fannie Mae                                           6.000%      10/1/34            1,600           1,655 /I/
      Freddie Mac                                          6.500%       8/1/29              275             289
      Government National Mortgage Association             7.000%      8/15/28               24              25
      Government National Mortgage Association             6.500%      10/15/31             721             762
      Government National Mortgage Association             6.000%      11/15/32             260             270
      Government National Mortgage Association             5.000%      10/1/34              300             298 /I/
                                                                                                     ------------
Total U.S. Government Agency Mortgage-Backed                                                              3,491
Securities
                                                                                                     ------------

Foreign Government Obligations - 5.6%
      Fixed Rate Securities - 5.3%
      Federative Republic of Brazil                       14.500%      10/15/09             140             181 /F/
      Federative Republic of Brazil                       12.000%      4/15/10               70              83 /F/
      Federative Republic of Brazil                        8.000%      4/15/14               23              23 /F/
      Federative Republic of Brazil                        8.000%      4/15/14               65              64 /F/
      Federative Republic of Brazil                       11.000%      8/17/40               74              83 /F/
      Republic of Bulgaria                                 8.250%      1/15/15              129             159 /C,F/
      Republic of Colombia                                10.500%       7/9/10               40              46 /F/
      Republic of Colombia                                11.750%      2/25/20               55              67 /F/
      Republic of Panama                                   9.375%      7/23/12               40              45 /F/
      Republic of Panama                                  10.750%      5/15/20               20              24 /F/
      Republic of Panama                                   9.375%      1/16/23               30              33 /F/
      Republic of Peru                                     5.000%       3/7/17               82              75 /F/
      Republic of Peru                                     5.000%       3/7/17               62              56 /B,D,F/
      Republic of Peru                                     8.750%      11/21/33              20              20 /F/
      Republic of the Philippines                          9.875%      1/15/19               30              31 /F/
      Russian Federation                                   8.250%      3/31/10               10              11 /F/
      Russian Federation                                   5.000%      3/31/30              550             529 /F/
      United Mexican States                                8.375%      1/14/11              180             211 /F/
      United Mexican States                                7.500%       4/8/33              581             611 /F/
                                                                                                     ------------
                                                                                                          2,352
                                                                                                     ------------
      Indexed Securities /E/ - 0.3%
      Federative Republic of Brazil                        3.125%      4/15/12               56              52 /F/
      Federative Republic of Brazil                        3.125%      4/15/12               75              70 /F/
                                                                                                     ------------
                                                                                                            122
                                                                                                     ------------

Total Foreign Government Obligations                                                                      2,474
                                                                                                     ------------

Warrants - N.M.
      AT&T Latin America Corporation                                                         18 wts           0
                                                                                                     ------------

Total United States Dollar                                                                                17,717
                                                                                                     ------------
Total Long-Term Securities (Identified Cost -                                                             40,967
$38,875)
--------------------------------------------------------------------------------------------------------------------------

Short-Term Securities - 9.6%

      Options Purchased - 0.3%
      LIBOR Futures Call, December 2004, Strike Price GBP 94.25                              18 /J/            32
      LIBOR Futures Call, September 2005, Strike Price GBP 93.25                             18 /J/            70
                                                                                                     ------------
                                                                                                              102
                                                                                                     ------------
      Repurchase Agreements - 9.3%
      Goldman, Sachs & Company
        1.85%, dated 9/30/04, to be repurchased at $2,000 on 10/01/04
        (Collateral: $1,895 Fannie Mae notes, 5.5%, due 03/15/11, value
        $2,046)                                                                           2,000           2,000

      Lehman Brothers, Inc.
        1.86%, dated 9/30/04, to be repurchased at $2,102 on 10/01/04 (Collateral:
        $2,095 Freddie Mac notes, 5.81%, due 5/14/24, value
        $2,190)                                                                           2,102           2,102
                                                                                                     ------------
                                                                                                          4,102
                                                                                                     ------------

Total Short-Term Securities (Identified Cost -
$4,180)                                                                                                   4,204
--------------------------------------------------------------------------------------------------------------------------

Total Investments - 102.8% (Identified Cost -
$43,055)                                                                                                 45,171
Other Assets Less Liabilities - (2.8)%                                                                   (1,212)
                                                                                                     ------------

Net Assets - 100.0%                                                                                     $43,959
                                                                                                     ------------




                                                                                Actual              Appreciation/
                                                       Expiration Date         Contracts            (Depreciation)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Options Written
   Eurodollar Futures Call, Strike Price $96.00        March 2005                    1                         N.M.
                                                                                                   -----------------

Futures Contracts Purchased
   Euro-Bobl Futures                                   December 2004                18                          $ 5
   U.S. Treasury Note Futures                          December 2004                 2                            1
   U.S. Treasury Bond Futures                          December 2004                 3                            3
                                                                                                   -----------------
                                                                                                                $ 9
                                                                                                   -----------------
Futures Contracts Written
   Bondesobligation                                    December 2004                 5                        $ (7)
   Eurodollar Futures                                  March 2005                    4                         (14)
   U.S. Treasury Note Futures                          December 2004                23                          (8)
                                                                                                   -----------------
                                                                                                             $ (29)
                                                                                                   -----------------




/A/ Securities are grouped by the countries in which they were issued, and the par values are also in the issuance currency.  Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.
/B/ Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes.
/C/ Treasury Inflation-Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index ("CPI").  Interest is calculated on the basis of the current adjusted principal value.
/D/ Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.  These securities represent 1.2%
     of net assets.
/E/ Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered
     Rate ("LIBOR") or the Consumer Price Index ("CPI").  The coupon rates are as of September 30, 2004.
/F/ Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/G/ Unit - A security which consists of a bond and warrants to purchase stock of the issuer.
/H/ Stripped Security - Security with interest-only or principal-only payment streams, denoted by the superscript
     1 or 2, respectively.  For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest.
/I/ When-issued security - Security purchased on a delayed delivery basis.  Final settlement amount and maturity date have not yet been announced.
/J/ Par represents actual number of contracts.
N.M. - Not meaningful.

    Settlement                                   Contract To                                    Unrealized
                          -----------------------------------------------------------
       Date                        Receive                         Deliver                     Gain/(Loss)
---------------------------------------------------------------------------------------------------------------

     11/10/04             AUD                  1,483     USD                   1,044                    $  29
     11/10/04             USD                  2,322     AUD                   3,327                     (86)
     11/10/04             CAD                  1,094     USD                     822                       46
     11/10/04             USD                  1,786     CAD                   2,332                     (62)
     11/10/04             EUR                  7,383     USD                   8,985                      190
     11/10/04             EUR                    216     HUF                  54,979                        8
     11/10/04             EUR                    216     HUF                  54,979                     (14)
     11/10/04             USD                 14,509     EUR                  11,952                    (346)
     11/10/04             JPY                122,926     EUR                     928                     (46)
     11/10/04             JPY                962,484     USD                   8,811                     (37)
     11/10/04             JPY                122,926     EUR                     928                       14
     11/10/04             USD                  6,806     JPY                 742,932                       33
     11/10/04             USD                    300     NOK                   2,093                     (12)
     11/10/04             GBP                    473     USD                     864                      (9)
     11/10/04             USD                  1,249     GBP                     685                       12
     11/10/04             SEK                  1,200     USD                     158                        6
     11/10/04             USD                  1,430     SEK                  10,807                     (53)
     11/17/04             KRW                216,000     USD                     186                        1
                                                                                             -----------------
                                                                                                      $ (326)
                                                                                             -----------------

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro Dollar
GBP - British Pound Sterling
HUF - Hungarian Forint
JPY - Japanese Yen
KRW - South Korean Won
NOK - Norwegian Krone
SEK - Swedish Krona

Portfolio of Investments

Legg Mason International Equity Trust
September 30, 2004 (Unaudited)
(Amounts in Thousands)

                                                                     Shares/
                                                                       Par                  Value
----------------------------------------------------------------------------------------------------------
Common Stock and Equity Interests - 99.6%
Australia - 4.1%
       BHP Billiton Limited                                              38              $       400
       Coca Cola Amatil Limited                                         199                    1,014
       Commonwealth Bank of Australia                                    16                      357
       CSL Limited                                                       47                      972
       Insurance Australia Group Limited                                233                      881
       Leighton Holdings Limited                                        132                      919
       Macquarie Infrastructure Group                                   215                      584
       Qantas Airways Limited                                           120                      301
       QBE Insurance Group Limited                                      153                    1,453
                                                                                         -------------
                                                                                               6,881
                                                                                         -------------
       Austria - 1.0%
       OMV AG                                                             4                      968
       Wienerberger AG                                                   20                      751
                                                                                         -------------
                                                                                               1,719
                                                                                         -------------
       Belgium - 3.0%
       Algemene Maatschappij voor Nijverheidskredit N.V.
       (Almanij)                                                           9                     613
       Belgacom                                                           27                     982 /A/
       D'Ieteren S.A.                                                      2                     333
       Delhaize Group                                                     11                     674
       Dexia                                                              43                     808
       Fortis                                                             19                     462
       KBC Bankverzekeringsholding                                        12                     788
       UCB S.A.                                                            9                     490
                                                                                         -------------
                                                                                               5,150
                                                                                         -------------
       Canada - 2.1%
       Canadian Imperial Bank of Commerce                                 15                     778
       Fairfax Financial Holdings Limited                                  6                     747
       Manulife Financial Corporation                                     12                     536
       Power Financial Corporation                                        17                     394
       Talisman Energy Inc.                                               14                     364
       Teck Cominco Limited                                               32                     689
                                                                                         -------------
                                                                                               3,508
                                                                                         -------------
       China - 0.2%
       People's Food Holdings Limited                                    455                     313
                                                                                         -------------

       Denmark - 1.4%
       Danisco A.S.                                                       23                   1,219
       GN Store Nord A/S (GN Great Nordic)                                74                     748
       Jyske Bank A.S.                                                     5                     326 /A/
                                                                                         -------------
                                                                                               2,293
                                                                                         -------------
       Finland - 1.4%
       Elisa Oyj                                                          42                     549 /A/
       Outokumpu Oyj                                                      80                   1,370
       Sampo Oyj                                                          44                     485
                                                                                         -------------
                                                                                               2,404
                                                                                         -------------
       France - 6.7%
       Assurances Generales de France (AGF)                                7                     458
       BNP Paribas S.A.                                                   37                   2,365
       CNP Assurances                                                     15                     981
       Compagnie Generale des Etablissements                              15                     758
       France Telecom S.A.                                                15                     367
       Renault S.A.                                                       10                     835
       Sanofi-Aventis                                                     16                   1,154
       Societe Generale                                                   17                   1,479
       TotalFinaElf S.A.                                                   9                   1,901
       Vinci S.A.                                                          9                   1,048
                                                                                         -------------
                                                                                              11,346
                                                                                         -------------
       Germany - 8.1%
       Allianz AG                                                          6                     554
       BASF AG                                                            26                   1,557
       Celesio (Gehe) AG                                                  17                   1,169
       Continental AG                                                     14                     762
       DaimlerChrysler AG                                                 20                     825
       Deutsche Bank AG                                                    6                     402
       E.ON AG                                                            12                     853
       Fresenius AG - preferred shares                                    10                     819
       HeidelbergCement AG                                                25                   1,180
       Metro AG                                                           18                     797
       Puma AG Rudolf Dassler Sport                                        2                     523
       RWE AG                                                             33                   1,569
       Schering AG                                                        10                     651
       Siemens AG                                                         23                   1,667
       Thyssenkrupp AG                                                    26                     501
                                                                                         -------------
                                                                                              13,829
                                                                                         -------------
       Greece - 1.8%
       Cosmote Mobile Telecommunications S.A.                             50                     824
       Greek Organization of Football Prognostics                         52                   1,003
       Public Power Corporation (PPC)                                     50                   1,235
                                                                                         -------------
                                                                                               3,062
                                                                                         -------------
       Hong Kong - 1.6%
       BOC Hong Kong (Holdings) Limited                                  247                     451
       CLP Holdings Limited                                               86                     489
       Hang Lung Group Limited                                           159                     249
       Kerry Properties Limited                                          224                     422
       Pacific Basin Shipping Limited                                  1,554                     668 /A/
       Swire Pacific Limited                                              70                     487
                                                                                         -------------
                                                                                               2,766
                                                                                         -------------
       India - 0.3%
       Geodesic Information Systems Ltd.                                 18                      180
       Transgene Biotech Limited                                        246                      328 /A/
                                                                                         -------------
                                                                                                 508
                                                                                         -------------
       Ireland - 0.5%
       Allied Irish Banks plc (AIB)                                       27                     458
       Fyffes plc                                                        200                     444
                                                                                         -------------
                                                                                                 902
                                                                                         -------------
       Italy - 1.5%
       Benetton Group S.p.A.                                              54                     652
       ENI S.p.A.                                                         52                   1,159
       Fondiaria - Sai S.p.A.                                              6                     136
       Pirelli & C. S.p.A.                                               584                     598
                                                                                         -------------
                                                                                               2,545
                                                                                         -------------
       Japan - 20.1%
       ASAHI BREWERIES, LTD.                                              71                     725
       Benesse Corporation                                                15                     430
       BRIDGESTONE CORPORATION                                            29                     540
       BROTHER INDUSTRIES, LTD.                                           46                     383
       CANON SALES CO.,  INC.                                             70                     926
       CANON, INC.                                                        30                   1,414
       CASIO COMPUTER CO., LTD.                                           31                     366
       DAITO TRUST CONSTRUCTION CO., LTD.                                 22                     872
       Daiwa Securities Group Inc.                                        54                     343
       Denso Corporation                                                  22                     521
       Diamond Lease Company Limited                                       7                     251
       EXEDY Corporation                                                  21                     363
       Fuji Photo Film Co., Ltd.                                          15                     494
       Hitachi, Ltd.                                                     199                   1,206
       ITOCHU Corporation                                                 83                     355 /A/
       JAPAN TOBACCO INC.                                                0.1                   1,183
       Kawasaki Kisen Kaisha, Ltd.                                        73                     501
       Kobe Steel, Ltd.                                                  624                     908
       KOYO SEIKO CO., LTD.                                               51                     573
       KUBOTA CORPORATION                                                170                     804
       Makita Corporation                                                 41                     580
       Matsushita Electric Industrial Co.,  Ltd.                          70                     937
       Meiji Dairies Corporation                                          63                     363
       Mitsubishi Electric Corporation                                   114                     542
       MITSUBISHI GAS CHEMICAL COMPANY, INC.                             107                     457
       MITSUBISHI MATERIALS CORPORATION                                  461                     977
       MITSUI & CO., LTD.                                                 94                     789
       Mitsui Fudosan Co., Ltd.                                           92                     959
       Mitsui O.S.K. Lines, Ltd.                                         100                     601
       Mitsui Trust Holdings, Inc.                                        57                     359
       NHK SPRING CO., LTD.                                               62                     451
       NIPPON MEAT PACKERS, INC.                                          23                     308
       NIPPON MINING HOLDINGS, INC.                                       13                      63
       NIPPON OIL CORPORATION                                             69                     436
       Nippon Steel Corporation                                          208                     496
       NSK Ltd.                                                           98                     422
       NTN CORPORATION                                                    81                     430
       Oki Electric Industry Company, Limited                            191                     592 /A/
       ORIX Corporation                                                   10                   1,049
       SANDEN CORPORATION                                                 73                     481
       Seiko Epson Corporation                                            10                     428
       Sekisui Chemical Co., Ltd.                                         73                     505
       Shimadzu Corporation                                              146                     764
       Sumitomo Electric Industries, Ltd.                                 36                     320
       Sumitomo Rubber Industries, Ltd.                                   59                     572
       SUZUKI MOTOR CORPORATION                                           25                     410
       TAISEI CORPORATION                                                127                     404
       Taiyo Yuden Co.,  Ltd                                              22                     229
       Takeda Chemical Industries, Ltd.                                   26                   1,183
       THE BANK OF FUKUOKA, LTD.                                         115                     550
       Tohoku Electric Power Company, Incorporated                        48                     795
       Toyota Motor Corporation                                           90                   3,459
                                                                                         -------------
                                                                                              34,069
                                                                                         -------------
       Netherlands - 4.1%
       ABN AMRO Holding N.V.                                              74                   1,683
       Corio N.V.                                                         12                     571
       DSM N.V.                                                           15                     783
       ING Groep N.V.                                                     69                   1,742
       Royal Dutch Petroleum Company                                      42                   2,150
                                                                                         -------------
                                                                                               6,929
                                                                                         -------------
       New Zealand - 0.2%
       Telecom Corporation of New Zealand Limited                         85                     338
                                                                                         -------------

       Norway - 0.9%
       DNB NOR ASA                                                        58                     458
       Norsk Hydro ASA                                                    11                     772
       Schibsted ASA                                                      17                     371
                                                                                         -------------
                                                                                               1,601
                                                                                         -------------
       Peru - 0.2%
       Compania de Minas Buenaventura S.A.U. - ADR                        14                     328
                                                                                         -------------

       Portugal - 0.7%
       Portugal Telecom, SGPS, S.A.                                      101                   1,108
                                                                                         -------------

       Singapore - 0.6%
       China Flexible Packaging Holdings Limited                         730                     362 /A/
       Keppel Corporation Limited                                        145                     681
                                                                                         -------------
                                                                                               1,043
                                                                                         -------------
       South Africa - 0.5%
       ABSA Group Limited                                                 36                     360
       JD Group Limited                                                   65                     514
                                                                                         -------------
                                                                                                 874
                                                                                         -------------
       South Korea - 0.5%
       Kumho Industrial Co., Ltd.                                         28                     246
       Samsung Electronics Co., Ltd.                                       2                     636
                                                                                         -------------
                                                                                                 882
                                                                                         -------------
       Spain - 3.7%
       Acerinox, S.A.                                                     70                     961
       ACS, Actividades de Contruccion y Servicios, S.A.                  40                     729
       Banco Espanol de Credito, S.A. (Banesto)                           48                     557 /A/
       Cortefiel, S.A.                                                    33                     378 /A/
       Iberdrola S.A.                                                     12                     250
       Red Electrica de Espana                                            49                     896
       Telefonica, S.A.                                                  132                   1,973
       Union Electrica Fenosa S.A.                                        22                     491
                                                                                         -------------
                                                                                               6,235
                                                                                         -------------
       Sweden - 1.9%
       ForeningsSparbanken AB                                             37                     769
       Getinge AB                                                         25                     304
       Nordea AB                                                          73                     596
       SKF AB                                                             29                   1,101
       Telefonaktiebolaget LM Ericsson AB                                149                     462 /A/
                                                                                         -------------
                                                                                               3,232
                                                                                         -------------
       Switzerland - 5.1%
       Credit Suisse Group                                                47                   1,493 /A/
       Nestle S.A.                                                         3                     760
       Novartis AG                                                        72                   3,352
       Roche Holdings AG                                                   4                     423
       Swiss Life Holding                                                  9                   1,007 /A/
       UBS AG                                                             17                   1,170
       Zurich Financial Services AG                                        4                     543 /A/
                                                                                         -------------
                                                                                               8,748
                                                                                         -------------
       Taiwan - 0.3%
       ASE Test Limited - ADR                                             95                     497 /A/
                                                                                         -------------

       United Kingdom - 27.1%
       Alliance Unichem plc                                               59                     716
       Anglo American plc                                                 33                     802
       Antofagasta plc                                                    50                   1,032
       AstraZeneca Group plc                                               9                     388
       BAE Systems plc                                                   347                   1,413
       Balfour Beatty plc                                                 92                     464
       Barclays plc                                                      241                   2,315
       Barratt Developments plc                                           52                     532
       Bellway plc                                                        44                     585
       Boots Group plc                                                   100                   1,163
       BP Amoco plc                                                      342                   3,269
       British American Tobacco plc                                       24                     348
       BT Group plc                                                      454                   1,480
       Cable & Wireless plc                                              557                     987
       Cattles plc                                                       103                     616
       Dixons Group plc                                                  278                     861
       Enterprise Inns plc                                                68                     699
       Friends Provident plc                                             113                     285
       George Wimpey plc                                                  25                     184
       GlaxoSmithKline plc                                                66                   1,423
       HBOS plc                                                          147                   1,982
       HHG plc                                                            71                      59 /A/
       Hilton Group plc                                                  111                     554
       HMV Group plc                                                      76                     314
       HSBC Holdings plc                                                 143                   2,277
       Kelda Group plc                                                    58                     564
       Marks & Spencer Group plc                                          79                     493
       Next Group plc                                                     30                     896
       Persimmon plc                                                      33                     393
       Pilkington plc                                                    489                     802
       Royal Bank of Scotland Group plc                                  103                   2,989
       Scottish and Southern Energy plc                                   32                     454
       Shell Transport & Trading Company plc                             373                   2,744
       Shire Pharmaceuticals Group plc                                   102                     962
       Somerfield plc                                                    201                     457
       Stagecoach Group plc                                              449                     742
       Tate & Lyle plc                                                   178                   1,245
       Taylor Woodrow plc                                                110                     525
       Tesco plc                                                         419                   2,167
       United Utilities plc                                              119                   1,197
       Vodafone Group plc                                                954                   2,285
       Wiliam Hill plc                                                    93                     902
       Wolseley plc                                                       25                     419
       Xstrata plc                                                        66                   1,093
                                                                                         -------------
                                                                                              46,077
                                                                                         -------------

Total Common Stock and Equity Interests (Identified Cost -
$149,331)                                                                                    169,187
----------------------------------------------------------------------------------------------------------

Total Investments - 99.6% (Identified Cost - $149,331)                                       169,187

Other Assets Less Liabilities - 0.4%                                                             701
                                                                                         -------------

Net Assets - 100.0%                                                                        $169,888
                                                                                         -------------

    /A/Non-income producing.

   Settlement                              Contract to                             Unrealized
                         -------------------------------------------------
      Date                      Receive                 Deliver                   Gain/(Loss)
------------------------------------------------------------------------------------------------

         10/1/04         EUR          177      USD             218                 $   2
         10/1/04         USD           29      INR           1,314                   ---
         10/4/04         USD            5      JPY             604                   ---
         10/5/04         USD          211      JPY          23,192                   ---
                                                                                   -----------
                                                                                    $  2
                                                                                   -----------
EUR - Euro
INR - Indian rupee
JPY - Japanese yen

Security Valuation

     Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ"), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Each Fund's securities are valued on the basis of available market quotations or, lacking such quotations, at fair value determined under polices approved by the Board of Directors. A Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a market for the investments existed, and the differences could be material. Most securities held by Global Income are valued on the basis of valuations furnished by an independent service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.

Options, Futures and Swap Agreements

     The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract's value fluctuates, payments known as variation margin are made by or received by the Fund each day, depending on the daily fluctuations in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Forward Currency Exchange Contracts

     As part of its investment program, each Fund may utilize forward currency exchange contracts. The nature and risks of those financial instruments and the reasons for using them are set forth more fully in the Corporation's prospectus and statement of additional information.. Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund's adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

     Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).


Item 2 - Controls and Procedures

     (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                        SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

By:  /s/ Mark R. Fetting
---------------------------------

Mark R. Fetting
President, Legg Mason Global Trust, Inc.
Date:  November 22, 2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Mark R. Fetting
-------------------------------

Mark R. Fetting
President, Legg Mason Global Trust, Inc.
Date:  November 22, 2004


By:  /s/ Marie K. Karpinski
----------------------------------

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Global Trust, Inc.
Date:  November 22, 2004